Basis Of Presentation And General Information	12 Months Ended
Dec. 31, 2011
Basis Of Presentation and General Information Abstract
Basis Of Presentation and General Information
1.	Basis of Presentation and General Information
Capital Product Partners L.P. (the “Partnership”) was formed on January 16, 2007, under the laws of the Marshall Islands. The Partnership is engaged in the seaborne transportation services of crude oil and refined petroleum products, edible oils and soft chemicals, by chartering its vessels under short-term voyage charters and medium to long-term time and bareboat charters.
The consolidated financial statements include the following vessel-owning companies and operating company which were all incorporated or formed under the laws of the Marshall Islands.

Subsidiary	Date of Incorporation	Name of Vessel Owned by Subsidiary	DWT	Date acquired by the Partnership	Date acquired by CMTC
Capital Product Operating GP LLC	01/16/2007	—	—	—	—
Crude Carriers Corp.(6)	10/29/2009	—	—	09/30/2011	—
Crude Carriers Operating Corp. (6)	01/21/2010	—	—	09/30/2011	—
Shipping Rider Co.	09/16/2003	M/T Atlantas (M/T British Ensign) (1)	36,760	04/04/2007	04/26/2006
Canvey Shipmanagement Co.	03/18/2004	M/T Assos (M/T Insurgentes) (1),(4)	47,872	04/04/2007 08/16/2010	05/17/2006
Centurion Navigation Limited	08/27/2003	M/T Aktoras (M/T British Envoy) (1)	36,759	04/04/2007	07/12/2006
Polarwind Maritime S.A.	10/10/2003	M/T Agisilaos (1)	36,760	04/04/2007	08/16/2006
Carnation Shipping Company	11/10/2003	M/T Arionas (1)	36,725	04/04/2007	11/02/2006
Apollonas Shipping Company	02/10/2004	M/T Avax (1)	47,834	04/04/2007	01/12/2007
Tempest Maritime Inc.	09/12/2003	M/T Aiolos (M/T British Emissary) (1)	36,725	04/04/2007	03/02/2007
Iraklitos Shipping Company	02/10/2004	M/T Axios (1)	47,872	04/04/2007	02/28/2007
Epicurus Shipping Company	02/11/2004	M/T Atrotos (M/T El Pipila) (2),(5)	47,786	05/08/2007 03/01/2010	05/08/2007
Laredo Maritime Inc.	02/03/2004	M/T Akeraios (2)	47,781	07/13/2007	07/13/2007
Lorenzo Shipmanagement Inc.	05/26/2004	M/T Apostolos (2)	47,782	09/20/2007	09/20/2007
Splendor Shipholding S.A.	07/08/2004	M/T Anemos I (2)	47,782	09/28/2007	09/28/2007
Ross Shipmanagement Co.	12/29/2003	M/T Attikos (3)	12,000	09/24/2007	01/20/2005
Sorrel Shipmanagement Inc.	02/07/2006	M/T Alexandros II (M/T Overseas Serifos) (2)	51,258	01/29/2008	01/29/2008
Baymont Enterprises Incorporated	05/29/2007	M/T Amore Mio II (3)	159,982	03/27/2008	07/31/2007
Forbes Maritime Co.	02/03/2004	M/T Aristofanis (3)	12,000	04/30/2008	06/02/2005
Wind Dancer Shipping Inc.	02/07/2006	M/T Aristotelis II (M/T Overseas Sifnos) (2)	51,226	06/17/2008	06/17/2008
Belerion Maritime Co.	01/24/2006	M/T Aris II (M/T Overseas Kimolos) (2)	51,218	08/20/2008	08/20/2008
Mango Finance Corp.	07/14/2006	M/T Agamemnon II (3), (4)	51,238	04/07/2009	11/24/2008
Navarro International S.A.	07/14/2006	M/T Ayrton II (3), (5)	51,238	04/13/2009	04/10/2009
Adrian Shipholding Inc.	06/22/2004	M/T Alkiviadis (3)	36,721	06/30/2010	03/29/2006
Patroklos Marine Corp.	06/17/2008	M/V Cape Agamemnon	179,221	06/10/2011	01/25/2011
Cooper Consultants Co.	04/06/2006	M/T Miltiadis M II (6)	162,000	09/30/2011	04/26/2006
Alexander the Great Carriers Corp.	01/26/2010	M/T Alexander the Great (6)	297,958	09/30/2011	03/26/2010
Achilleas Carriers Corp.	01/26/2010	M/T Achilleas (6)	297,863	09/30/2011	06/25/2010
Amoureux Carriers Corp.	04/14/2010	M/T Amoureux (6)	150,000	09/30/2011	—
Aias Carriers Corp.	04/14/2010	M/T Aias (6)	150,000	09/30/2011	—

(1)	Initial Vessels acquired from Capital Maritime & Trading Corp. (“CMTC”) upon consummation of the Partnership's Initial Public Offering (“IPO”) which was completed on April 3, 2007.
(2)	Committed Vessels (the Partnership committed to acquire these vessels from CMTC upon consummation of the IPO)
(3)	Non-Contracted Vessels (vessels acquired from CMTC that were neither initial nor committed vessels)
(4)	Was acquired on April 4, 2007, on April 7, 2009 was exchanged with the M/T Agamemnon II and was reacquired on August 16, 2010.
(5)	Was acquired on May 8, 2007, on April 13, 2009 was exchanged with the M/T Ayrton II and was reacquired on March 1, 2010.
(6)	Were acquired upon the completion of the business acquisition of Crude Carriers Corp. (“Crude”).

 The Partnership Agreement provides that the Partnership's board of directors has the power to oversee, direct the operations of, manage and determine the strategies and policies of the Partnership. In addition under the Partnership Agreement, CMTC and its affiliates are not permitted to participate in the election of five out of the Partnership board's eight directors. This provision ensures that a majority of the directors on the Partnership's board are elected by the Partnership's limited unitholders that are not CMTC or its affiliates, and since July 22, 2010 a majority of the Partnership's board has been elected by unaffiliated unitholders.
As a result, the Partnership is not considered to be under common control with CMTC therefore since July 22, 2010 the Partnership no longer accounts for vessel acquisitions from CMTC as transfer of equity interest between entities under common control.
Prior to July 22, 2010, when the Partnership and CMTC were under common control, all the vessel owning companies the Partnership acquired from CMTC were recorded by the Partnership at net book value reflected by CMTC and accounted for as a combination of entities under common control or a transfer of equity interest between entities under common control. For a combination between entities under common control, the purchase cost provisions (as they relate to purchase business combinations involving unrelated entities) explicitly do not apply; instead the method of accounting prescribed by accounting standards for such transfers is similar to pooling-of-interests method of accounting. Under this method, the carrying amount of assets and liabilities recognized in the balance sheets of each combining entity are carried forward to the balance sheet of the combined entity, and no other assets or liabilities are recognized as a result of the combination. Purchase premium or discount representing the difference between the cash consideration paid and the book value of the net assets acquired was recorded as increase or decrease to the Partners' capital.
Vessels that had an operating history as part of CMTC fleet, prior to their acquisition by the Partnership have been treated as an acquisition of business. As a result, transfers of equity interests between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years were retroactively adjusted to furnish comparative information similar to the pooling-of-interest method.
Vessels that had no operating history and were delivered to the Partnership from the shipyards through CMTC have been treated as an acquisition of assets from an entity under common control.